Property and Equipment (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (36,171,900)	¥ (31,326,808)
Total	9,195,975	19,166,229
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	22,151,112	23,774,820
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	21,636,662	25,062,449
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 1,580,101	¥ 1,655,768